SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2025, through the date the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

In October, 2025, Nanjing Changcheng borrowed a loan of $1.4 million (RMB 10 million) with the term of 10 months from Bank of Communications with the annual interest rate of 2.8%.